Summary of Significant Accounting Policies - Recent Accounting Pronouncements Adopted (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019
Accounting Policies [Abstract]
Present value of lease liabilities	$ 26,221	$ 6,300
Right of use asset	$ 23,409	$ 5,600